Reconciliation of Earnings Per Share Calculations - Summary of Reconciliation of Earnings Per Share Calculations (Detail) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Earnings per share [line items]
Basic - Net earnings | $			$ (18,455)		$ 88,257		$ 152,128
Basic - Weighted average shares outstanding | shares	89,679,811	89,678,845	89,678,845		89,678,845		89,500,829
Basic - Per share | (per share)	$ 0	$ 0.03	$ (0.21)	$ (0.21)	$ 0.98	$ 0.98	$ 1.7	$ 1.7
Dilutive effect of stock option conversion - Net earnings | $			$ 0		$ 0		$ 0
Dilutive effect of stock option conversion - Weighted average shares outstanding | shares			0		0		208,916
Dilutive effect of stock option conversion - Per share | $ / shares				0		0		0
Diluted - Net earnings | $			$ (18,455)		$ 88,257		$ 152,128
Diluted - Weighted average shares outstanding | shares	89,679,811	89,762,110	89,678,845		89,678,845		89,709,745
Diluted - Per share | (per share)	$ 0	$ 0.03	$ (0.21)	$ (0.21)	$ 0.98	$ 0.98	$ 1.7	$ 1.7